ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2015	Mar. 31, 2014
Accounts receivable
Accounts receivable				$ 67,705	$ 41,949
Less: allowance for doubtful accounts	$ 4,330	$ 3,272	$ 1,561	8,055	4,330
Accounts receivable, net				$ 59,650	$ 37,619
Movement of allowance for doubtful accounts
Balance at beginning of year	4,330	3,272	1,561
Charge to expenses	3,758	1,100	1,800
Write off	(42)	(97)	(132)
Exchange difference	9	55	43
Balance at end of year	$ 8,055	$ 4,330	$ 3,272